Stock-Based Compensation (Schedule Of Stock Options Outstanding And Exercisable) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 years
$20.49 to $23.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 20.49
Range of Exercise Price, Upper limit	$ 23.40
Number outstanding	52
Weighted-average remaining contractual life, years	2.1
Weighted-average exercise price	$ 22.45
$24.50 to $26.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 24.50
Range of Exercise Price, Upper limit	$ 26.10
Number outstanding	58
Weighted-average remaining contractual life, years	3.3
Weighted-average exercise price	$ 25.81
$29.08 to $33.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 29.08
Range of Exercise Price, Upper limit	$ 33.07
Number outstanding	67
Weighted-average remaining contractual life, years	4.5
Weighted-average exercise price	$ 32.29